Leases - Schedule of Right of Use Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Right of Use Asset [Line Items]
Cost	$ 2,863,795
Accumulated amortization	(1,266,922)
Net amount	1,596,873	$ 1,705,710	$ 1,605,093	$ 1,403,609
Growing facilities [Member]
Schedule of Right of Use Asset [Line Items]
Cost	1,195,077
Accumulated amortization	(562,810)
Net amount	632,267	805,370	823,989	610,411
Buildings [Member]
Schedule of Right of Use Asset [Line Items]
Cost	923,663
Accumulated amortization	(284,682)
Net amount	638,981	532,104	426,996	396,209
Vehicles (land) [Member]
Schedule of Right of Use Asset [Line Items]
Cost	420,404
Accumulated amortization	(231,368)
Net amount	189,036	223,720	201,655	220,607
Machinery and equipment [Member]
Schedule of Right of Use Asset [Line Items]
Cost	244,946
Accumulated amortization	(138,349)
Net amount	106,597	90,101	104,890	124,304
Operating plants [Member]
Schedule of Right of Use Asset [Line Items]
Cost	18,257
Accumulated amortization	(9,635)
Net amount	8,622	19,695	18,706	20,358
Land [Member]
Schedule of Right of Use Asset [Line Items]
Cost	39,270
Accumulated amortization	(23,271)
Net amount	15,999	19,186	19,641	19,698
Computer equipment [Member]
Schedule of Right of Use Asset [Line Items]
Cost	22,178
Accumulated amortization	(16,807)
Net amount	$ 5,371	$ 15,534	$ 9,216	$ 12,007
Bottom of range [Member] | Growing facilities [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of range [Member] | Buildings [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	2 years
Bottom of range [Member] | Vehicles (land) [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of range [Member] | Machinery and equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of range [Member] | Operating plants [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of range [Member] | Land [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of range [Member] | Computer equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Top of range [Member] | Growing facilities [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	13 years
Top of range [Member] | Buildings [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	30 years
Top of range [Member] | Vehicles (land) [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	20 years
Top of range [Member] | Machinery and equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	10 years
Top of range [Member] | Operating plants [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	11 years
Top of range [Member] | Land [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	30 years
Top of range [Member] | Computer equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	5 years